Stockholders' Equity and Stock Incentive Plans (Stock Options by Exercise Price Range) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Total intrinsic value of in-the-money options exercised during the period	$ 11.1	$ 2.5	$ 9.5
Options outstanding	4,605,055
Options outstanding, weighted-average remaining contractual life		3 years 8 months 23 days
Options outstanding, weighted-average exercise price	$ 26.14
Options exercisable	4,085,555
Options exercisable, weighted-average exercise price	$ 27.65
Range of exercise prices, low	5.22
Range of exercise prices, high	$ 42.69
Total fair value of options vested in period	$ 1.9	$ 2.3	$ 3.0
$5.22-$6.70
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	599,049
Options outstanding, weighted-average remaining contractual life		6 years 1 month 28 days
Options outstanding, weighted-average exercise price	$ 5.88
Options exercisable	599,049
Options exercisable, weighted-average exercise price	$ 5.88
Range of exercise prices, low	5.22
Range of exercise prices, high	$ 6.70
7.55-8.34
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	553,204
Options outstanding, weighted-average remaining contractual life		4 years 7 months 10 days
Options outstanding, weighted-average exercise price	$ 8.16
Options exercisable	553,204
Options exercisable, weighted-average exercise price	$ 8.16
Range of exercise prices, low	7.55
Range of exercise prices, high	$ 8.34
9.86
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	416,778
Options outstanding, weighted-average remaining contractual life		7 years 10 months 24 days
Options outstanding, weighted-average exercise price	$ 9.86
Options exercisable	260,848
Options exercisable, weighted-average exercise price	$ 9.86
Range of exercise prices, low	9.86
Range of exercise prices, high	$ 9.86
11.57
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	244,351
Options outstanding, weighted-average remaining contractual life		8 years 11 months 9 days
Options outstanding, weighted-average exercise price	$ 11.57
Options exercisable	81,454
Options exercisable, weighted-average exercise price	$ 11.57
Range of exercise prices, low	11.57
Range of exercise prices, high	$ 11.57
19.98
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	200,673
Options outstanding, weighted-average remaining contractual life		9 years 9 months 29 days
Options outstanding, weighted-average exercise price	$ 19.98
Options exercisable	0
Options exercisable, weighted-average exercise price	$ 0.00
Range of exercise prices, low	19.98
Range of exercise prices, high	$ 19.98
33.31
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	25,000
Options outstanding, weighted-average remaining contractual life		2 years 4 days
Options outstanding, weighted-average exercise price	$ 33.31
Options exercisable	25,000
Options exercisable, weighted-average exercise price	$ 33.31
Range of exercise prices, low	33.31
Range of exercise prices, high	$ 33.31
38.11
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	380,000
Options outstanding, weighted-average remaining contractual life		1 year 11 months 5 days
Options outstanding, weighted-average exercise price	$ 38.11
Options exercisable	380,000
Options exercisable, weighted-average exercise price	$ 38.11
Range of exercise prices, low	38.11
Range of exercise prices, high	$ 38.11
39.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	1,195,500
Options outstanding, weighted-average remaining contractual life		9 months 26 days
Options outstanding, weighted-average exercise price	$ 39.00
Options exercisable	1,195,500
Options exercisable, weighted-average exercise price	$ 39.00
Range of exercise prices, low	39.00
Range of exercise prices, high	$ 39.00
39.78
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	965,500
Options outstanding, weighted-average remaining contractual life		1 year 9 months 7 days
Options outstanding, weighted-average exercise price	$ 39.78
Options exercisable	965,500
Options exercisable, weighted-average exercise price	$ 39.78
Range of exercise prices, low	39.78
Range of exercise prices, high	$ 39.78
42.69
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options outstanding	25,000
Options outstanding, weighted-average remaining contractual life		9 months 4 days
Options outstanding, weighted-average exercise price	$ 42.69
Options exercisable	25,000
Options exercisable, weighted-average exercise price	$ 42.69
Range of exercise prices, low	42.69
Range of exercise prices, high	$ 42.69